Goodwill (Details Textual) - INR (₨) ₨ in Millions		Mar. 31, 2021	Mar. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Impairment Loss Recorded In Goodwill Till Date	[1]	₨ 16,284	₨ 16,284
Impairment Loss Recorded In Goodwill Pertaining To A Subsidiary Till Date		₨ 16,003	₨ 16,003
Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections		0.00%
Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections		2.00%
Before tax [Member] | Bottom of range [member] | Intangibles [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections		9.10%
Before tax [Member] | Top of range [member] | Intangibles [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections		15.70%
After tax [Member] | Bottom of range [member] | Intangibles [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections		7.60%
After tax [Member] | Top of range [member] | Intangibles [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections		10.50%

[1]	The impairment loss of Rs.16,284 includes Rs.16,003 pertaining to the Company’s German subsidiary, betapharm Arzneimittel GmbH, which is part of the Company’s Global Generics segment. This impairment loss was recorded for the years ended March 31, 2009 and 2010.